SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Reconciliation of class A ordinary shares

At September 30, 2021 the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:

Gross proceeds	$345,000,000
Less:
Proceeds allocated to Public Warrants	(11,270,000)
Class A ordinary shares issuance costs	(18,881,972)
Plus:
Accretion of carrying value to redemption value	30,151,972
Class A ordinary shares subject to possible redemption	$345,000,000

Schedule of calculation of basic and diluted net income (loss) per ordinary share

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021		2021
	Class A	Class B	Class A	Class B

Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(1,106,926)	$(276,732)	$(1,985,335)	$(639,813)
Denominator:
Weighted average shares outstanding	34,500,000	8,625,000	25,906,593	8,348,901
Basic and diluted net loss per ordinary share	$(0.03)	$(0.03)	$(0.08)	$(0.08)